UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SCS Capital Management, LLC

Address:   1 Winthrop Square
           Boston, MA 02110


Form 13F File Number: 028-14545


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph McCuine
Title:  Chief Operating Officer
Phone:  (617) 204-6400

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph McCuine                 Boston, MA                         1/17/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $      457,673
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                          FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- --------  --------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING  AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- --------  -------- ------ ----
EGA EMERGING GLOBAL SHS TR     EGS EMKTCONS ETF 268461779     9498    432146 SH       SOLE                   432146      0    0
ISHARES TR                     RUSSELL 2000     464287655    87829   1184002 SH       SOLE                  1184002      0    0
ISHARES TR                     S&P NA NAT RES   464287374     8699    228934 SH       SOLE                   228934      0    0
ISHARES TR                     MSCI EAFE INDEX  464287465    83868   1693282 SH       SOLE                  1693282      0    0
ISHARES TR                     MSCI ACWI EX     464288240    21165    574994 SH       SOLE                   574994      0    0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706    41027   1793965 SH       SOLE                  1793965      0    0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     2473    190253 SH       SOLE                   190253      0    0
SPDR GOLD TRUST                GOLD SHS         78463V107   124158    816888 SH       SOLE                   816888      0    0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    15745    125463 SH       SOLE                   125463      0    0
SPDR S&P 500 ETF TR            PUT              78462F953    30120    240000 SH       SOLE                   240000      0    0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    33091    866039 SH       SOLE                   866039      0    0


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